SHAREHOLDERS'/ MEMBERS' EQUITY	12 Months Ended
Dec. 31, 2023
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
SHAREHOLDERS'/ MEMBERS' EQUITY

12. SHAREHOLDERS'/ MEMBERS’ EQUITY

Stock Repurchases

In May 2023, the Company approved an event-driven repurchase authorization that permitted the Company to repurchase shares of our Class A common stock in an aggregate amount of up to $300.0 million, with the proceeds from the sale of the Academy. Under this repurchase authorization, the Company was permitted to make purchases at any time and from time to time in the open market, by block purchases, in privately negotiated transactions, including under plans complying with Rules 10b5-1 or 10b-18 under the Securities Exchange Act of 1934, as amended, or in such other manner as determined by the Company with the amount and timing of repurchases to be determined at its discretion, depending on market conditions and corporate needs. In September 2023, the Company expanded the repurchase authorization to also include repurchases of EOC units, and in October 2023, the Company redeemed 4.0 million EOC common units for $93.6 million.

In August 2023, the Company entered into an accelerated share repurchase agreement with a financial institution. During the third quarter of 2023, the Company repurchased 6.5 million shares of its Class A common stock for an aggregate amount of $200.0 million under this share repurchase agreement. The accelerated share repurchase agreement was accounted for as a repurchase, which was recognized in accumulated deficit, and as an equity forward contract indexed to the Company’s Class A common stock. The equity forward contract was initially classified as an equity instrument and was recognized in additional paid in capital. In December 2023, upon final settlement of the equity forward contract, the Company received 2.6 million additional shares of its Class A common stock, at which point the equity gain on the equity forward contract was recognized in accumulated deficit.

Following the final settlement of this $200.0 million accelerated share repurchase as well as the repurchase of $93.6 million in EOC units in October 2023 referenced above, the Company's activity under the repurchase authorization was completed and, as of December 31, 2023, no amount remained under the repurchase authorization.

Dividends

In September and December 2023, the Company declared and paid quarterly cash dividends of $27.4 million and $27.1 million, respectively. The dividends were paid from Endeavor Operating Company to its common unit holders, including EGH, which, in turn, paid its portion as dividends to holders of shares of the Company's Class A common stock.

Reorganization Transactions

As discussed in Note 1, the Company closed its IPO on May 3, 2021. Prior to the closing of the IPO, a series of reorganization transactions (the "Reorganization Transactions") was completed:

• EGH’s certificate of incorporation was amended and restated to, among other things, provide for the following common stock:

Class of Common Stock	Par Value	Votes	Economic Rights
Class A common stock	$0.00001	1	Yes
Class B common stock	$0.00001	None	Yes
Class C common stock	$0.00001	None	Yes
Class X common stock	$0.00001	1	None
Class Y common stock	$0.00001	20	None

Voting shares of EGH’s common stock will generally vote together as a single class on all matters submitted to a vote of our stockholders;

• Endeavor Manager became the sole managing member of EOC and EGH became the sole managing member of Endeavor Manager;

• Endeavor Manager issued to equity holders of certain management holding companies common interest units in Endeavor Manager along with paired shares of its Class X common stock as consideration for the acquisition of Endeavor Operating Company Units held by such management holding companies;

• For certain pre-IPO investors, EGH issued shares of its Class A common stock, Class Y common stock and rights to receive payments under a TRA and for certain other pre-IPO investors, EGH issued shares of its Class A common stock as consideration for the acquisition of Endeavor Operating Company Units held by such pre-IPO investors;

• For holders of Endeavor Operating Company Units which remained outstanding following the IPO, EGH issued paired shares of its Class X common stock and, in certain instances, Class Y common stock, in each case equal to the number of Endeavor Operating Company Units held and in exchange for the payment of the aggregate par value of the Class X common stock and Class Y common stock received; and

• Certain Endeavor Profits Units, Endeavor Full Catch-Up Profits Units and Endeavor Partial Catch-Up Profits Units remained outstanding following the closing of the IPO. Subsequent to the IPO, the Endeavor Full Catch-up Profits Units were recapitalized and converted into Endeavor Operating Company Units and the Endeavor Partial Catch-Up Profits Units were recapitalized and converted into Endeavor Profits Units.

Subsequent to the closing of the IPO, several new and current investors purchased in the aggregate 75,584,747 shares of Class A common stock at a price per share of $24.00 (the "Private Placement"). Of these shares, 57,378,497 were purchased from EGH and 18,206,250 were purchased from an existing investor. EGH registered these shares of Class A common stock on a Form S-1 registration statement. Net proceeds from the IPO and the Private Placement, after deducting underwriting discounts and commissions and offering expenses, was $1,886.6 million.

Subsequent to the closing of the IPO and the Private Placement, through a series of transactions, EOC acquired the equity interests of the then minority unitholders of TKO OpCo, which owns and operates the UFC (the "UFC Buyout"). This resulted in EOC directly or indirectly owning 100% of the equity interests of Zuffa from May 3, 2021 until the Transactions (Note 5). In consideration for the then minority unitholders’ equity interests of TKO OpCo, (a) EGH and its subsidiaries issued to certain of such unitholders shares of Class A common stock, Endeavor Operating Company Units, Endeavor Manager Units, shares of Class X common stock and/or shares of Class Y common stock, and (b) EGH used $835.7 million of the net proceeds from the IPO and the concurrent private placements to purchase Endeavor Operating Company Units from certain of such holders. In addition, some of those minority unitholders sold their equity interests of EGH to the private placement investors in the concurrent private placement.

Proceeds, after the UFC Buyout and payment of underwriting discounts and commissions and certain offering expenses, were contributed to Endeavor Manager in exchange for Endeavor Manager Units. Endeavor Manager then in turn contributed such net proceeds to Endeavor Operating Company in exchange for Endeavor Operating Company Units.

Non-controlling Interests

The UFC Buyout took place on May 3, 2021 and resulted in EOC directly or indirectly owning 100% of the equity interests of TKO OpCo from the date of the buyout until the closing of the Transactions (Note 5). As a result of the Transactions, (A) EGH and/or its subsidiaries received (1) a 51.0% controlling non-economic voting interest in TKO on a fully-diluted basis and (2) a 51.0% economic interest on a fully-diluted basis in TKO OpCo, and (B) the stockholders of WWE received (1) a 49.0% voting interest in TKO on a fully-diluted basis and (2) a 100% economic interest in TKO, which in turn holds a 49.0% economic interest in TKO OpCo on a fully-diluted basis. The Company's nonredeemable non-controlling interests has been adjusted to reflect the Transactions.

In November 2023, TKO repurchased 1,308,729 shares of its Class A Common Stock for an aggregate purchase price of approximately $100.0 million (the "Share Repurchase"). TKO funded the Share Repurchase with approximately $100.0 million of borrowings under the Zuffa Revolving Credit Facility, which was repaid in December 2023.